Advertising and Promotional Expenses	12 Months Ended
Dec. 31, 2024
ADVERTISING AND PROMOTIONAL EXPENSES [Abstract]
Advertising and Promotional Expenses
6.	ADVERTISING AND PROMOTIONAL EXPENSES
For the years ended December 31, 2024, 2023 and 2022, advertising and promotional expenses recognized in the consolidated statements of comprehensive income were $166.3 million, $138.3 million, and $151.5 million, respectively.